Investments in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2023
Statement [line items]
Summary of Investments in Equity Accounted Investees
(c)	Summary of carrying amount of the Company’s interest in equity accounted investees:

	As at March 31,
	2023		2023		2022
			(In millions)
Carrying amount in immaterial associates	US$	161.8	Rs.	13,298.1	Rs.	11,598.1
Carrying amount in material joint venture		406.0		33,357.2		31,796.7
Carrying amount in immaterial joint venture		1.2		101.3		99.1

	US$	569.0	Rs.	46,756.6	Rs.	43,493.9

(d)	Summary of Company’s share of profit/(loss) in equity accounted investees:

	Year ended March 31,
	2023		2023		2022		2021

			(In millions)
Share of profit/(loss) in immaterial associates	US$	23.4	Rs.	1,920.3	Rs.	1,314.0	Rs.	(164.1)
Share of profit/(loss) in material joint venture		17.3		1,428.1		(1,848.0)		(4,110.5)
Share of profit/(loss) on other adjustments in material joint venture		0.2		15.4		(206.6)		485.0

	US$	40.9	Rs.	3,363.8	Rs.	(740.6)	Rs.	(3,789.6)

(e)	Summary of Company’s share of other comprehensive income in equity accounted investees:

	Year ended March 31,
	2023		2023		2022		2021

			(In millions)
Share of other comprehensive income in immaterial associates	US$	0.8	Rs.	62.9	Rs.	47.7	Rs.	30.2
Currency translation - immaterial associates		(0.8)		(66.3)		3.7		18.7
Currency translation - material joint venture		1.4		117.0		2,176.5		1,479.9
Currency translation - immaterial joint ventures		—		2.2		(1.3)		1.5

	US$	1.4	Rs.	115.8	Rs.	2,226.6	Rs.	1,530.3

Chery Jaguar Land Rover Automotive Co. Limited [member]
Statement [line items]
Summary of Joint Venture
(i)	Details of the Company’s material joint venture as at March 31, 2023 are as follows:

		Principal place of the business	% holding as at March 31,
Name of joint venture	Principal activity		2023	2022
Chery Jaguar Land Rover Automotive Co. Limited (Chery)	Manufacture and assembly of vehicles	China	50%	50%

Chery is a limited liability company, whose legal form confers separation between the parties to the joint arrangement. There is no contractual arrangement or any other facts and circumstances that indicate that the parties to the joint venture have rights to the assets and obligations for the liabilities of the joint arrangement. Accordingly, Chery is classified as a joint venture. Chery is not publicly listed.
The following tables sets out the summarised financial information of Chery after adjusting for material differences in accounting policies:

	As at March 31,
	2023		2023		2022

			(In millions)
Current assets	US$	802.3	Rs.	65,924.5	Rs.	62,539.3
Non-current assets		1,566.7		128,735.4		143,432.4
Current liabilities		(1,454.1)		(119,480.2)		(137,225.3)
Non-current liabilities		(91.2)		(7,495.8)		(4,216.6)
Total net assets of material joint venture		823.7		67,683.9		64,529.8

The above amounts of assets and liabilities include the following:
Cash and cash equivalents		490.3		40,287.9		38,874.2
Current financial liabilities (excluding trade and other payables and provisions)		(419.5)		(34,471.9)		(44,411.1)
Other consolidation adjustments		(5.9)		(484.8)		(468.2)
Non-current financial liabilities (excluding trade and other payables and provisions)		(88.0)		(7,230.6)		(3,845.0)
Share of net assets of material joint venture		411.9		33,842.0		32,264.9
Carrying amount of the Company’s interest in joint venture	US$	406.0	Rs.	33,357.2	Rs.	31,796.7

	Year ended March 31,
	2023		2023		2022		2021

			(In millions)
Revenue	US$	1,969.3	Rs.	161,814.2	Rs.	169,884.5	Rs.	180,580.0
Net income/(loss)		34.8		2,856.1		(3,695.9)		(8,220.9)
Total comprehensive income for the year		34.8		2,856.1		(3,695.9)		(8,220.9)
The above net income includes the following:
Depreciation and amortization		206.3		16,953.9		18,423.7		19,898.1
Interest income		(11.9)		(979.9)		(508.9)		(720.8)
Interest expense (net)		16.9		1,386.5		1,730.4		2,030.8
Income tax credit/(expenses)	US$	12.7	Rs.	1,045.6	Rs.	2,035.8	Rs.	3,060.7

Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture
Reconciliation of above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	As at March 31,
	2023		2023		2022

			(In millions)
Net assets of the joint venture	US$	823.7	Rs.	67,683.9	Rs.	64,529.8
Proportion of the Company’s interest in joint venture		411.9		33,842.0		32,264.9
Other consolidation adjustments		(5.9)		(484.8)		(468.2)

Carrying amount of the Company’s interest in joint venture	US$	406.0	Rs.	33,357.2	Rs.	31,796.7

Immaterial joint ventures [Member]
Statement [line items]
Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method
The Company has no material associates as at March 31, 2023. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below.

	As at March 31,
	2023		2023		2022

	(In millions)
Carrying amount of the Company’s interest in associates	US$	161.8	Rs.	13,298.1	Rs.	11,598.1

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Company’s share of profit/(loss) in associates *	US$	23.4	Rs.	1,920.3	Rs.	1,314.0	Rs.	(164.1)
Company’s share of other comprehensive income in associates		—		(3.4)		51.4		48.9
Company’s share of total comprehensive income in associates	US$	23.3	Rs.	1,916.9	Rs.	1,365.4	Rs.	(115.2)

Summary of Joint Venture
(ii)	The aggregate summarized financial information in respect of the Company’s immaterial joint ventures that are accounted for using the equity method is set forth below.

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Carrying amount of the Company’s interest in immaterial joint ventures	US$	1.2	Rs.	101.3	Rs.	99.1	Rs.	100.4

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Company’s share of profit/(loss) in immaterial joint ventures*	US$	—	Rs.	—	Rs.	—	Rs.	—
Company’s share of other comprehensive income in immaterial joint ventures		—		2.2		(1.3)		1.5
Company’s share of total comprehensive income in immaterial joint ventures	US$	—	Rs.	2.2	Rs.	(1.3)	Rs.	1.5